Offsets	Mar. 17, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Alumis Inc.
Form or Filing Type	S-3
File Number	333-288510
Initial Filing Date	Jul. 03, 2025
Fee Offset Claimed	$ 8,412.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	54,942,500
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 54,942,500.00
Termination / Withdrawal Statement	The Registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-288510) filed with the Securities and Exchange Commission (the "Commission") on July 3, 2025, and declared effective by the Commission on August 19, 2025 (the "Prior Registration Statement"). The Registrant previously paid an aggregate registration fee of $61,240 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the Registrant sold an aggregate of $345,057,500 of such securities under the Prior Registration Statement, leaving the balance of $54,942,500 (the "Unsold Securities"), representing $8,412 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement. All offerings under the Prior Registration Statement have terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Alumis Inc.
Form or Filing Type	S-3
File Number	333-288510
Filing Date	Jul. 03, 2025
Fee Paid with Fee Offset Source	$ 61,240.00
Offset Note	The Registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-288510) filed with the Securities and Exchange Commission (the "Commission") on July 3, 2025, and declared effective by the Commission on August 19, 2025 (the "Prior Registration Statement"). The Registrant previously paid an aggregate registration fee of $61,240 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the Registrant sold an aggregate of $345,057,500 of such securities under the Prior Registration Statement, leaving the balance of $54,942,500 (the "Unsold Securities"), representing $8,412 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement. All offerings under the Prior Registration Statement have terminated.